Fair Value Measurements - Schedule of Fair Value Hierarchy for Financial Assets Measured (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Feb. 06, 2024
Cash equivalents
Cash equivalents	$ 52,175
Marketable securities, current
Marketable securities, current	314,073
Marketable securities, long-term
Marketable securities, long-term	18,069
Cash equivalents and marketable securities	384,317
Level 1 [Member]
Cash equivalents
Cash equivalents	6,350
Marketable securities, long-term
Cash equivalents and marketable securities	6,350
Level 2 [Member]
Cash equivalents
Cash equivalents	45,825
Marketable securities, current
Marketable securities, current	314,073
Marketable securities, long-term
Marketable securities, long-term	18,069
Cash equivalents and marketable securities	377,967
Level 3 [Member]
Cash equivalents
Cash equivalents
Marketable securities, current
Marketable securities, current
Marketable securities, long-term
Marketable securities, long-term
Cash equivalents and marketable securities
Money market funds [Member]
Cash equivalents
Cash equivalents	6,350
Money market funds [Member] | Level 1 [Member]
Cash equivalents
Cash equivalents	6,350
Money market funds [Member] | Level 2 [Member]
Cash equivalents
Cash equivalents
Money market funds [Member] | Level 3 [Member]
Cash equivalents
Cash equivalents
US Treasury Securities [Member]
Cash equivalents
Cash equivalents	19,660
Marketable securities, current
Marketable securities, current	190,792
Marketable securities, long-term
Marketable securities, long-term	13,607
US Treasury Securities [Member] | Level 2 [Member]
Cash equivalents
Cash equivalents	19,660
Marketable securities, current
Marketable securities, current	190,792
Marketable securities, long-term
Marketable securities, long-term	13,607
US Treasury Securities [Member] | Level 3 [Member]
Cash equivalents
Cash equivalents
Marketable securities, current
Marketable securities, current
Marketable securities, long-term
Marketable securities, long-term
US Government Agency Securities [Member]
Cash equivalents
Cash equivalents	3,988
Marketable securities, current
Marketable securities, current	12,966
Marketable securities, long-term
Marketable securities, long-term	4,462
US Government Agency Securities [Member] | Level 1 [Member]
Cash equivalents
Cash equivalents
Marketable securities, current
Marketable securities, current
Marketable securities, long-term
Marketable securities, long-term
US Government Agency Securities [Member] | Level 2 [Member]
Cash equivalents
Cash equivalents	3,988
Marketable securities, current
Marketable securities, current	12,966
Marketable securities, long-term
Marketable securities, long-term	4,462
US Government Agency Securities [Member] | Level 3 [Member]
Cash equivalents
Cash equivalents
Marketable securities, current
Marketable securities, current
Marketable securities, long-term
Marketable securities, long-term
Commercial Papers [Member]
Cash equivalents
Cash equivalents	22,177
Marketable securities, current
Marketable securities, current	34,811
Commercial Papers [Member] | Level 1 [Member]
Cash equivalents
Cash equivalents
Marketable securities, current
Marketable securities, current
Commercial Papers [Member] | Level 2 [Member]
Cash equivalents
Cash equivalents	22,177
Marketable securities, current
Marketable securities, current	34,811
Commercial Papers [Member] | Level 3 [Member]
Cash equivalents
Cash equivalents
Marketable securities, current
Marketable securities, current
Corporate Debt Securities [Member]
Marketable securities, current
Marketable securities, current	75,504
Corporate Debt Securities [Member] | Level 1 [Member]
Marketable securities, current
Marketable securities, current
Corporate Debt Securities [Member] | Level 2 [Member]
Marketable securities, current
Marketable securities, current	75,504
Corporate Debt Securities [Member] | Level 3 [Member]
Marketable securities, current
Marketable securities, current